Restatement of financial results (Tables)	12 Months Ended
Sep. 30, 2023
Restatement of financial results
Schedule Of Statemen to Financial Position
	As at September 30, 2022
	As Restated	As Previously Reported	Restatement
Assets
Current assets
Cash and cash equivalents	$626	$626	$-
Trade and other receivables (ii)	2,913	6,309	(3,396)
Inventories (ii)	7,355	4,477	2,878
Prepaid expenses and other	3,894	3,895	(1)
Due from related party (i)	-	374	(374)
Total current assets	14,788	15,681	(893)
Non current assets
Property, plant and equipment (i)	7,313	2,312	5,001
Long-term deposit	88	88	-
Total non-current assets	7,401	2,400	5,001
Total assets	$22,189	$18,081	4,108

Liabilities and Equity
Current liabilities
Trade and other payables (iv)	$4,714	$4,627	87
Working capital facilities	11,635	11,635	-
Promissory notes	4,363	4,363	-
Short term loans (iii)	1,255	582	673
Lease liability – current portion	164	164	-
Due to related party (i)	531	-	531
Total current liabilities	22,662	21,371	1,291

Non-current liabilities
Lease liability – non-current portion	2,235	2,235	-
Relief and recovery fund payable (iii)	102	249	(147)
Other payables (iii)	440	145	295
Promissory Note (i)	3,457	-	3,457
Total non-current liabilities	6,234	2,629	3,605

Equity (Deficiency)
Share capital	103,305	103,305	-
Contributed surplus (v)	8,099	6,235	1,864
Warrants	4,725	4,725	-
Accumulated other comprehensive gain	6,135	13,491	(7,356)
Deficit	(128,971)	(133,675)	4,704
Total Equity (Deficiency)	(6,707)	(5,919)	(788)
Total liabilities and equity (deficiency)	$22,189	$18,081	4,108

Schedule Of Statement of Earnings
	Year Ended September 30, 2022
	As Restated	As Previously Reported	Restatement
Revenue (ii)	$16,270	$19,823	$(3,553)
Direct manufacturing costs (ii)	12,396	14,847	(2,451)
Gross margin	3,874	4,976	(1,102)
Expenses
Research and development (iii)	3,434	3,899	(465)
Government assistance	(210)	(210)	-
Sales and marketing	1,147	1,147	-
General and administrative (i)	3,046	2,776	270
Stock based compensation (v)	3,223	1,358	1,865
Depreciation (i)	503	399	104
	11,143	9,369	1,774
Income(loss) from operations	(7,269)	(4,393)	(2,876)
Finance costs (iii)	3,033	2,700	333
Foreign exchange gain(loss) and interest income (iv)	1,091	546	545
Net income(loss) for the period	(9,211)	(6,547)	(2,664)
Basic income(loss) per share	$(0.31)	$(0.22)	-
Weighted average number of shares
Outstanding, basic and fully diluted	29,344,623	29,344,622	-

Schedule Of Statement of Cash Flows
	Year Ended September 30, 2022
	As Restated	As Previously Reported	Restatement

Net loss for the period (ii)	$(9,211)	$(6,547)	(2,664)
Items not involving cash:
Depreciation and depreciation (i)	503	399	104
Stock based compensation expense (v)	3,223	1,358	1,865
Interest and financing costs (iii)	3,033	2,700	333
Cash and cash equivalents provided by (used in) operating activities	(2,452)	(2,090)	(362)
Net changes in working capital (iii)	(6,373)	(7,567)	1,194
Cash and cash equivalents used in operating activities	(8,825)	(9,657)	832
Investing activities
Purchase of property, plant and equipment (i)	(203)	(49)	(154)
Change in long term deposits	(9)	(17)	8
Cash and cash equivalents (used in) investing activities	(212)	(66)	(146)
Financing activities
Issue of shares	780	780	-
Exercise of options	27	-	27
Proceeds from loans (vi)	21,522	9,245	12,277
Repayment of loans (vi)	(11,435)		(11,435)
Repayment of loans (i)	(150)	-	(150)
Change in due to related parties (i)	-	(374)	374
Changes in other payables	-	12	(12)
Lease payments	(744)	-	(744)
Interest and financing costs	(2,114)	(2,662)	548
Cash and cash equivalents from (used in) financing activities	7,886	7,001	885
Increase (Decrease) in cash and cash equivalents	(1,151)	(2,722)	(1,571)
Exchange difference	(2,425)	(854)	1,571
Cash and cash equivalents, beginning of period	4,202	4,202	-
Cash and cash equivalents, end of period	626	626	-

Schedule Of Statement of Comprehensive Income (Loss)
	As Restated	As Previously Reported	Restatement
Net Loss for the year	$(9,211)	$(6,547)	$(2,664)
Currency translation difference	585	147	438
Total comprehensive loss for the year	(8,626)	(6,400)	(2,226

Schedule Of Opening balances
	Opening Balances as at October 1, 2021
	As Restated	As Previously Reported	Restatement
Assets
Current assets
Cash and cash equivalents	$4,202	$4,202	$-
Trade and other receivables	1,341	1,341	-
Inventories	4,666	4,666	-
Prepaid expenses and other	1,819	1,819	-
Due from related party	-	-	-
Total current assets	12,028	12,028	-
Non current assets
Property, plant and equipment	2,870	2,870	-
Long-term deposit	79	79	-
Total non-current assets	2,949	2,949	-
Total assets	$14,977	$14,977	-
Liabilities and Equity
Current liabilities
Trade and other payables	$4,671	$4,671	-
Working capital facilities	3,277	3,277	-
Promissory notes	4,734	4,734	-
Short term loans (iii)	937	631	306
Lease liability – current portion	140	140	-
Total current liabilities	13,759	13,453	306
Non-current liabilities
Lease liability – non-current portion	2,603	2,603	-
Relief and recovery fund payable (iii)	40	300	(260)
Other payables (iii)	549	169	380
Lease inducement	148	148	-
Total non-current liabilities	3,340	3,220	120
Equity (Deficiency)
Share capital	102,498	102,498	-
Contributed surplus	4,903	4,903	-
Warrants	4,687	4,687	-
Accumulated other comprehensive gain (iv)	5,550	13,344	(7,794)
Deficit (iv)	(119,760)	(127,128)	7,368
Total Equity (Deficiency)	(2,122)	(1,696)	(426)
Total liabilities and equity (deficiency)	$14,977	14,977	-